Stockholders' Equity / Parent Net Investment - Dividends (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 29, 2017	Dec. 31, 2017
Class of Stock [Line Items]
Dividends declared and payable in cash	$ 1,948		$ 38
Preferred stock dividends			12,936
Series A Preferred Stock
Class of Stock [Line Items]
Dividends paid-in-kind	1,949		5,530
Dividends declared and payable in cash	1,948		38
Preferred stock dividends	$ 3,897	$ 5,600	5,568
Deemed dividend related to beneficial conversion feature			6,700
Deemed dividend related to conversion to Class A Common Stock			$ 668